Retirement Benefits (Schedule Of One Percentage Point Change In Assumed Health Care Cost Trend Rates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 15
Impact on service and interest cost, One Percent Decrease	(16)
Impact on postretirement benefit obligation as of December 31, One Percent Increase	60
Impact on postretirement benefit obligation as of December 31, One Percent Decrease	$ (63)